Finance costs	12 Months Ended
Dec. 31, 2017
Finance Costs [Abstract]
Finance costs

17. Finance costs

	2017	2016

Interest on long-term debt	$73,211	$73,434
Unwinding of discount on provisions [note 14]	22,020	20,733
Other charges	15,377	16,860
Interest on short-term debt	-	879

Total	$110,608	$111,906

No borrowing costs were determined to be eligible for capitalization during the year.